OTHER ASSETS	12 Months Ended
Dec. 31, 2015
OTHER ASSETS [Abstract]
OTHER ASSETS

17. OTHER ASSETS

Other assets consisted of the following:

	As of December 31,
	2014	2015
	RMB	RMB
VAT recoverable for solar power plants	186,077,827	414,595,769
Prepayment for warranty insurance premium	68,933,792	87,195,213
Prepayments for purchase of property, plant and equipment	98,361,331	71,631,287
Prepayments for land lease	20,419,212	66,596,038
Deferred charges	47,390,407	59,874,717
Prepayments for construction of project assets	48,797,710	57,578,600
Prepayment for roof lease	-	2,080,000
Long-term deposit	-	2,600,000
Prepaid Service charge for bank borrowing	-	3,634,740
Insurance premium	-	4,191,112
Long-term interest receivable	2,230,777	3,521,735
Prepayments for land use rights	1,955,518	1,950,000
Long receivables due from a third party	-	9,000,000
Others	311,110	1,827,064
Total	474,477,684	786,276,275